Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 544	$ 41,974
Accounts receivable	83,359	66,186
Inventories	19,809	20,596
Prepaid expenses and deposits	6,972	9,422
Risk management contracts		11,016
Total current assets	110,684	149,194
Non-current assets
Property, plant and equipment	1,021,225	990,094
Deferred income tax asset	166,409	146,156
Total non-current assets	1,187,634	1,136,250
Total assets	1,298,318	1,285,444
Current liabilities
Accounts payable and accrued liabilities	84,794	88,432
Current portion of lease liabilities and other	1,327	3,276
Warrant liability	9,615	4,128
Risk management contracts	72,906
Total current liabilities	168,642	95,836
Non-current liabilities
Risk management contracts	7,500
Debt	2,361
Lease liabilities and other	5,698	2,829
Decommissioning liabilities	20,549	19,922
Total non-current liabilities	36,108	22,751
Total liabilities	204,750	118,587
Shareholders’ equity
Share capital	462,865	462,935
Contributed surplus	8,093	8,310
Retained earnings	622,610	695,612
Total shareholders' equity	1,093,568	1,166,857
Total liabilities and shareholders' equity	$ 1,298,318	$ 1,285,444